The Managers Funds




BOND FUND
GLOBAL BOND FUND
--------------------------------
ANNUAL REPORT

December 31, 1997
--------------------------------
Where Leading Money Managers Converge

                                    MANAGERS BOND FUND
                                 MANAGERS GLOBAL BOND FUND

                                      Annual Report
                                    December 31, 1997

                                    TABLE OF CONTENTS

                                                               Begins
                                                              on Page
								                                                   		----------
President's Message								                                    	1
The Managers Funds Performance							                           3
	Complete performance table for all of The Managers Funds as
	of December 31, 1997
Investment Manager's Comments				                           				4
	Discussion of Funds' investment results during the year and
	cumulative total return graphs versus relevant index
Schedules of Portfolio Investments						                       10
	Detailed portfolio listings by security type and industry
	sector, as valued at December 31, 1997
Statements of Assets and Liabilities			                 		     17
	Fund balance sheets, Net Asset Value (NAV) per share
	computation and cumulative undistributed amounts
Statements of Operations							                                18
	Detail of sources of income, fund expenses, and realized and
	unrealized gains (losses) during the year
Statements of Changes in Net Assets						                      19
	Detail of changes in fund assets and distributions to
	shareholders for the past two years
Financial Highlights								                                   20
	Historical net asset values, distributions, total returns,
	expense ratios, turnover ratios and net assets
Notes to Financial Statements							                           22
	Accounting and distribution policies, details of agreements
	and transactions with fund management and description of certain
	investment risks
Report of Independent Accountants						                        29

Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.

---------------------------------------------------------------------
PRESIDENT'S MESSAGE
---------------------------------------------------------------------

[Photo of President]

DEAR FELLOW SHAREHOLDER:

   The past year was again a prosperous one for most financial assets, particularly when compared to the rate of inflation. Despite economic and financial upheaval in the Far East, the U.S. economy continued to grow at a moderate pace throughout 1997. Corporate profits and personal income rose while unemployment and the rate of inflation reached historic lows.

   Early in the year, both long and short-term interest rates rose as the economy picked up speed and investors expressed concern about rising inflation. In late March, the Federal Reserve Board raised the Fed Funds rate by 0.25%. Inflation, however remained subdued. In fact, the producer price index, which tracks wholesale price levels, fell for seven consecutive months (ending July) for the first time ever. The consumer price index, which tracks retail prices continued to rise, although at an extremely low rate. Thus, interest rates moved lower again and by early summer were nearing the levels at which they started the year.

   In July, news of the precarious economic situation in Southeast Asia began to emanate, further diminishing inflationary fears and sending interest rates lower. While the Malaysian, Indonesian and Thai governments devalued their currencies in late August and early September, investors fled to quality in the form of U.S. Treasury bonds. Throughout the fourth quarter, the economic crisis intensified and spread to other Far Eastern countries. Throughout the fourth quarter the International Monetary Fund (IMF) arranged restructuring packages accompanied by tough economic constraints with each of these countries including Korea. Due to fiscal restraints, these Asian countries cancelled infrastructure projects thus removing some of the demand for industrial commodities. In addition, Asian commodities producers increased exportation in order to raise cash while their own currencies fell. As a result, commodities prices traded sharply lower, with metals prices reaching four year lows.

   Although the flight to U.S. Treasuries continued, the prospect of deflation lured investors toward longer term securities, where they could lock in current rates. Thus, while long-term interest rates dropped sharply, short-term yields rose, leaving the yield curve relatively flat. At year end, 30-year Treasury bonds provided a yield of only 0.58% more than the yield on 3-month Treasury bills. At the end of March 1997, when long-term rates peaked, the same yield spread was 1.79%. Due to the flattening yield curve, long-term bonds significantly

-------------------------------------------------------------------
outperformed shorter duration securities for the year. The trade-off going forward is that long-term bonds offer little yield premium to less volatile shorter duration securities, but they do offer a chance to lock in a coupon in case yields fall even lower. The current shape of the yield curve implies that investors believe that price deflation and falling interest rates are genuine possibilities.

   The yield premium for corporate bonds above similar duration Treasury yields began the year very slim and continued to tighten throughout the first nine months of the year in response to the healthy economy. Spreads widened, however, in the fourth quarter as corporate bonds responded less positively to deflationary fears than did Treasuries. Mortgage securities performed well in the fourth quarter as investors focused on their quality, however, prepayment rates are likely to rise as long-term interest rates have fallen to historically low levels inducing homeowners to refinance their mortgages.

   Foreign bond markets performed similarly well as interest rates fell across the globe. As in the U.S., government bond yield curves flattened in most European countries and Japan. In Italy, government yields fell across all maturities by almost two percentage points. Australian yields also moved lower in parallel by more than one percentage point. The yield curve for British Government bonds moved to a sharply inverted position such that three-month securities yielded 0.9 percentage points more than 30-year bonds at year-end.

   These markets provided double digit returns for the year in local currencies. However, the strength of the U.S. Dollar, which appreciated significantly versus all foreign currencies during the year, reduced foreign bond returns in U.S. Dollar terms. Far Eastern bonds other than Japanese bonds suffered as credit quality in the region diminished and currencies crashed.

   Thus, while returns were diverse across countries, the Salomon Brothers World Government Bond Index, which represents the average of the major markets, returned a meager 0.2% in U.S. Dollar terms for the year.

   In addition to discussions of each Fund's 1997 performance, this report provides you with a listing of the investment portfolio, financial statements, and the report of independent accountants. On the following page you'll find a performance summary for all of The Managers Funds as of December 31, 1997. Please contact us at 1-800-835-3879 if you'd like to receive a prospectus and additional information on any of the other funds in our family, or an information kit on our new no fee IRA and Roth IRA accounts. As always, should you have any questions on this report, please feel free to contact us.

   We thank you for your continued investment in The Managers Funds.

Sincerely,
/s/Robert P. Watson
Robert P. Watson
President

---------------------------------------------------------
THE MANAGERS FUNDS PERFORMANCE (unaudited)
All periods ending December 31, 1997
---------------------------------------------------------

                                  			Average Annualized Total Returns*
			                          ----------------------------------------------------
				                                                              	Since   	Inception	Morningstar
	                         1 Year 	3 Years	  5 Years	  10 Years  	Inception   	Date  	   Rating**
Equity Funds:
Income Equity Fund	       27.19%  	26.01%   	17.83%   	15.82%    	15.49%	   Oct. '84	  ****
Capital Appreciation Fund	12.74%  	19.58%	   14.46%	   15.13%	    15.27%	   Jun. '84   ***
Special Equity Fund	      24.45%	  27.64%	   19.05%   	19.27%    	17.04%   	Jun. '84	  ****
International Equity Fund	10.83%	  13.26%   	15.42%	   11.05%    	14.00%	   Dec. '85   ****

Income Funds:
Short Government Fund     	5.55%   	6.35%   	 3.23%  	  5.22%     	5.24%   	Oct. '87   **
Short & Intermediate Bond
 Fund                     	5.87%   	8.43%	    4.84%	    7.18%     	8.36%   	Jun. '84	  ***
Intermediate Mortgage Fund	8.23%   	9.46%	    1.85%	    6.86%     	7.22%   	May  '86	  **
Bond Fund	                10.42%	  14.91%	    9.44%	   10.24%    	11.30%	   Jun. '84 	 ****
Global Bond Fund	          0.16%   	7.58%	      --	       --      	5.48%   	Mar. '94	  *
Money Market Fund	         5.36%	   5.29%	    4.38%	    5.39%	     5.87%	   Jun. '84	  NA

-----------------------------------------------------------------------
[FN]
Past performance is no guarantee of future results. Investment returns and share price will fluctuate. The redemption price of a mutual fund may be more or less than the purchase price. For additional or more recent information on the Managers Income Funds, or for a prospectus for the Equity Funds or the Money Market Fund, please call The Managers Funds at (800) 835-3879, or your investment adviser. Read the prospectus carefully before you invest.

 *	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

**	Morningstar proprietary ratings reflect risk-adjusted performance through 12/31/97 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 1,834, 1,076 and 585 equity funds, the International Equity Fund was rated against 566, 240 and 72 international equity funds, and each of the Income Funds was rated against 2,581, 1,435 and 651 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

------------------------------------------------------------------
MANAGERS BOND FUND
Investment Manager's Comments
------------------------------------------------------------------

	MANAGERS BOND FUND seeks current income by investing in fixed income securities. The Fund is currently managed by Daniel Fuss of Loomis, Sayles & Company, who has been managing a portion of the fund since its inception in 1984. Prior to April 1993, the Fund utilized a dual investment manager structure.

THE PORTFOLIO MANAGER

	Dan Fuss is a contrarian bond investor who focuses on individual issues which will provide the highest return over long periods of time. Dan and his team of credit analysts at Loomis Sayles research debt offerings in the same way equity analysts research stocks, looking for undervalued bonds where they see either a yield premium, the potential for price appreciation, or both. They analyze the company's financial condition in detail, as well as the terms of specific bond offerings. Price appreciation can come from a variety of catalysts including improving company fundamentals which would lead to credit upgrades, changing market supply and demand forces, improving sector or economic trends.

	Given the typical shape of the yield curve, longer term bonds generally yield more than shorter term bonds, and Dan is willing to take the added interest rate risk in order to gain higher yields. In addition, price improvements as a result of credit upgrades are more meaningful for longer term bonds, thus Dan's portfolios tend to be relatively long in duration*. In order to mitigate some of the interest rate risk, Dan structures his portfolio with counter cyclical elements. In doing so, Dan will utilize convertible bonds, municipal bonds, preferred stocks and foreign corporate and government bonds, in addition to the domestic corporate bonds which make up the majority of the portfolio. In addition, Dan seeks bonds with call protection, either through the terms of the bond structure or through deep price discounts relative to the call price.

THE YEAR IN REVIEW

	During the final six months of 1997, MANAGERS BOND FUND provided a total return of +6.2%, which brought the return for the full year to +10.4%. For the same periods, the Lehman Brothers Government/Corporate Bond Index returned +6.8% and +9.8%, respectively.

	Throughout 1997, the portfolio's duration was long, roughly twice that of the index. Given this configuration, the Fund underperformed in the first quarter, however, the incumbent advantage in yield from the longer term bonds was a benefit. Likewise, the portfolio's positioning in non-market related issues dampened the downside while interest rates climbed. Throughout the rest of the year, duration was a benefit as long-term interest rates steadily declined. The portfolio's best performing position was a long-term U.S. Treasury strip with a zero coupon which is doubly beneficial in a falling rate environment because of its

---------------------------------------------------------------
MANAGERS BOND FUND
Investment Manager's Comments (continued)
---------------------------------------------------------------

long duration and its lack of reinvestment risk. Similarly, a pair of zero coupon Canadian Government bonds also performed very well during the year. As long term interest rates reached historic lows toward the end of the year, the portfolio's call protection became ever more important.

	Given the significant drop in yields, the portfolio's diversification into investments with low correlation to domestic rates was an impediment during the second half of the year. In particular, a position in foreign corporate bonds, some of which have exposure to Southeast
Asia, performed poorly during the final six months. These bonds, however, continue to offer attractive yields, good call protection, sufficient credit quality and diversification. Thus, they remain an important part of the portfolio.

	Looking forward, Dan Fuss notes that yield spreads versus U.S. Treasury securities remain very narrow, and, given the evolving deflationary risks, he intends to maintain a long duration, call-protected portfolio. As of year-end, the average maturity of the portfolio is 19.1 years, and the duration is 11.1 years. For comparison, the Lehman Brothers Government/ Corporate Bond Index has an average maturity and duration of 10.1 years and 5.3 years, respectively. The yield to maturity of the portfolio is 7.5%, while the yield to maturity of the index is 6.0%. The Fund's 30-day SEC yield as of December 31,
1997 was 6.13%.
---------------------------------------------------------------------
*	Duration is the weighted average time (typically quoted in years)
to the receipt of cash flows (principle + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity of a bond or portfolio. The longer the duration, the more sensitive the price of the bond is to movements in interest rates.

--------------------------------------------------------------------
MANAGERS BOND FUND
Cumulative Total Return Performance
--------------------------------------------------------------------

	The MANAGERS BOND FUND'S cumulative total return is based on the monthly change in net asset value (NAV), and assumes that all distributions were reinvested.

	The Lehman Brothers Government/Corporate Bond Index is comprised of 5,620 government securities and investment grade corporate securities.
The Index assumes reinvestment of all income.

	This chart compares a hypothetical $10,000 investment made in Managers Bond Fund on December 31, 1987, to a $10,000 investment made in the Lehman Brothers Government/Corporate Bond Index for the same time period. Past performance is not indicative of future results.

      Measurement Period        Managers Bond        Lehman Brothers Govt/
    (Fiscal Year Covered)           Fund                Corp Bond Index
1987					                         	10000	                			10000
1988						                         10803		                		10759
1989						                         12219		                		12291
1990						                         13139                				13310
1991						                         15648	                			15456
1992				                         		16883	                			16627
1993						                         18837                				18466
1994					                         	17471                				17818
1995						                         22871                				21247
1996					                         	24008	                			21864
1997						                         26510	                			23997

This table shows the average annual total returns for Managers Bond Fund for the one-year, five-year and ten-year periods through December 31, 1997, and comparable returns for the Lehman Brothers
Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

                                   					Annualized
				                         ------------------------------
					                          One	      	Five	     	Ten
					                         Year		     Years	     	Years
			     		                   ------      -------    -------
Managers Bond Fund	         	10.4%	       9.4%	      10.2%
Lehman Brothers Government/
Corporate Bond Index		        9.8	        7.6	        9.2

--------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
Investment Manager's Comments
--------------------------------------------------------------

	MANAGERS GLOBAL BOND FUND seeks both income and capital appreciation by investing in domestic and foreign fixed- income securities. The
Managers Funds has utilized a single independent sub-advisor, Olaf Rogge of Rogge Global Partners, to manage the portfolio since the Fund's inception in 1994.

THE PORTFOLIO MANAGER

	Olaf's investment strategy begins with an assessment of each country's economic outlook and currency strength. His investment philosophy is that healthy countries with sound finances produce the highest bond and currency returns. In analyzing the financial health of a country, Olaf and the investment team at Rogge Global Partners evaluate the fiscal policy, savings rates and money growth in each country along with assessing the credibility of the monetary authorities in each country. In addition to making country allocation decisions, Rogge analyzes the yield curve and expected interest rate movements within each economy to determine how to position the portfolio from a duration* and maturity perspective. His portfolios consist primarily of highly liquid government issues of developed market countries, with no more than 10% in AAA rated corporate bonds.

THE YEAR IN REVIEW

	During the final six months of 1997, Managers Global Bond Fund provided a total return of 1.8%, which brought the return for the full year to 0.2%. For the same periods, the Salomon Brothers World
Government Index returned 1.5% and 0.2%, respectively.

	Throughout most of the year, the portfolio was invested with a relatively heavy position in U.S. Treasury bonds, and with an average duration longer than that of the index. Although the long duration was a hindrance in the first quarter, it was a benefit throughout the remainder of the year, as interest rates fell, and yield curves flattened in most developed markets. The large and relatively long position in U.S. Treasuries was also a benefit as a result of both the bonds' and U.S. Dollar's strength throughout the year. Other significant positions included an increasing position in British Treasury Bonds, which also performed well along with the British Pound. A 9% position in Italian bonds performed very well during the third and fourth quarters after which it was sold, and a 3% position in Swedish bonds was increased throughout the year, ending the year at 8% of the portfolio. Other notable management decisions during the year included Rogge's elimination of a 20% position in German bonds during the second quarter in favor of U.S. Treasuries, and his complete avoidance of Japanese bonds for the entire year.

	Virtually all of the above mentioned bond positions and changes were beneficial relative to the benchmark throughout the year, however, differences in fixed-income returns paled in comparison to the changes in currency exchange rates. Despite the portfolio's overweighting in U.S. Treasuries and avoidance of Japanese and German bonds throughout the year, the Fund, through the use of forward foreign currency contracts, had approximately 19% exposure to the Japanese Yen, which is equal to the exposure in the benchmark, and was slightly underweight in the U.S. Dollar relative to the benchmark. Thus, outperformance of the bond positions was diminished by underperformance in the currency positioning. After expenses, the Fund's performance was virtually identical to that of the Salomon Brothers World Government Bond Index for the year.

 	Late in the fourth quarter Rogge re-established a position in German bonds, and at year end the Fund was concentrated in U.S., German and U.K. bonds, with comparable currency exposures in those countries along with a neutral position in Japanese Yen. The Fund's duration was 6.7 years, which was longer than the benchmark duration of 5.1 years. The portfolio's average maturity was 11.4 years, its average yield to maturity was 5.6%, and its 30-day SEC yield was 4.64%.

LOOKING FORWARD

	Due to the extremely strong relative performance of the U.S. Dollar along with U.S. bonds, Rogge is reducing the portfolio's position in U.S. Treasuries in favor of European bonds with an emphasis on Germany. Because of uncertainty about the success of the European Monetary Union, bond and currency prices in the region have been pushed down. With economic growth picking up, an improving trade surplus, controlled inflation, and a positively sloped yield curve, German bonds offer good value. Near term, Japanese bonds will continue to be avoided as the economy remains unhealthy, especially in light of the Asian crisis.

	Olaf continues to be encouraged that an extended period of continued low inflation across world markets will allow the market to reduce the inflation risk premium and reward bonds of healthy growing economies.
--------------------------------------
*	Duration is the weighted average time (typically quoted in years)
to the receipt of cash flows (principal + interest) for a bond or portfolio. It is used to evaluate the interest rate sensitivity of a bond or portfolio. The longer the duration, the more sensitive the price of the bond is to movements in interest rates.

---------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
Cumulative Total Return Performance
---------------------------------------------------------------------
	The MANAGERS GLOBAL BOND FUND'S cumulative total return is based on the monthly change in net asset value (NAV), and assumes that all distributions were reinvested.

	The Salomon Brothers World Government Bond Index is priced in U.S. dollars, and includes 14 international government bond markets. The index assumes reinvestment of all dividends.

      This chart compares a hypothetical $10,000 investment made in Managers Global Bond Fund at its inception on March 25, 1994, to a $10,000 investment made in the Salomon Brothers World Government Bond Index for the same time period. Past performance is not indicative of future results.

      Measurement Period        Managers Global     Solomon Brothers World
    (Fiscal Year Covered)        Bond Fund              Govt Bond Index
 3/31/94			                       		10000		                		10000
12/30/94					                        9809	                			10232
12/31/95					                       11681	                			12181
12/31/96					                       12194	                			12622
12/31/97					                       12214		                		12652

	This table shows the average annual total returns for Managers Global Bond Fund for the one-year, three-year and since inception periods through December 31, 1997, and comparable returns for the Salomon Brothers World Government Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

                              							Annualized
					                     ----------------------------------
										                                      Since the
						                           One		Three		Fund's Inception
						                          Year 		Years		March 25, 1994
						                          ----		-----		----------------
Managers Global Bond Fund		     0.2%		 7.6%	        	5.5%
Salomon Brothers World
 Government Bond Index		       	0.2		  7.3		         6.5*

*Since March 31, 1994

------------------------------------------------------------------------
MANAGERS BOND FUND
Schedule of Portfolio Investments
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                           							PRINCIPAL
							                             AMOUNT	               	VALUE
------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 50.4%

BANKS AND FINANCE -- 4.6%
First Industrial L.P.,
 Medium Term Notes,
 7.500%, 12/01/17		           			$1,000,000           		$1,011,600
Pan Pacific
 Industries, Yankee,
 Notes, 0.000%*,
 04/28/07						                   2,000,000	           	   598,300
U.S. West Capital
 Funding, Inc.,
 7.900%, 02/01/27					              250,000	           	   273,585
									                                              	----------
TOTAL BANKS AND FINANCE					                          		 1,883,485
										                                              ----------
CONVERTIBLE BONDS -- 14.4%
Banpu Public Company
 Ltd., Euro-dollar,
 Bonds, 2.750%, 04/10/03			        250,000 		             160,000
Burns Philp & Co.,
 Euro-dollar, Deb.,
 5.500%, 04/30/04			          		 1,100,000		              668,525
Federal Realty
 Investment Trust,
 Euro-dollar, Sub.
 Notes, 5.250%,
10/28/03						                   1,280,000 	          	 1,190,400
Loxley Public Co.,
 Euro-dollar,
 2.500%, 04/04/01					             400,000           		   200,000
Meditrust, Deb.,
 7.500%, 03/01/01          					   500,000 		             604,375
Ogden Corp.,
Euro-dollar, Sub.
 Notes, 5.750%, 10/20/02			        950,000           		   904,875
Ogden Corp., Euro-dollar,
 Sub. Notes, 6.000%,
 06/01/02						                    250,000 		             228,438
Samsung Corp.,
 Euro-dollar,
 Bonds, 0.250%,
 06/26/06						                    250,000 	          	   200,000
----------------------------------------------------------------------
						                          	PRINCIPAL
							                            AMOUNT		                VALUE
----------------------------------------------------------------------
Scholastic Corp.,
 Sub. Notes, 5.000%,
 08/15/05	 				                $1,400,000          			$1,226,750
Thermo Terratech Inc.,
 Sub. Notes, 4.625%,
 05/01/03					                    125,000          			   111,250
Total Access
 Communications,
 Registered Bonds,
 2.000%, 05/31/06			          	   250,000 		         	   107,500
Worldway Corp.,
 Sub. Deb., 6.250%,
 04/15/11					                    500,000 			            365,000
										                                            ----------
TOTAL CONVERTIBLE BONDS			                        				 5,967,113
										                                            ----------
INDUSTRIALS -- 26.5%
APL Ltd., Deb., 8.000%,
 01/15/24					                    250,000 		         	   251,040
Burlington Industries,
  Inc., Deb., 7.250%,
 08/01/27					                    250,000 	         		   262,797
Georgia Pacific Corp.,
 Deb., 7.375%,
 12/01/25					                    700,000 	        	 	   713,209
Kellwood Co., Deb.,
 7.625%, 10/15/17          				   250,000 	         		   256,393
Mead Corp. Deb.,
 7.125%, 08/01/25		          		   200,000 		         	   195,714
NGC Corp. Capital
 Trust, Series B,
 8.316%, 06/01/27          				   250,000 	         		   284,523
Philip Morris Cos.,
 Inc., Deb., 7.750%,
 01/15/27				   	                 500,000	          		   539,970
Pioneer-Standard
 Electronics, Inc.,
 Senior Notes, 8.500%,
 08/01/06					                    250,000 	          	   264,896
Pulte Corp., 7.625%,
 10/15/17					                    500,000 	         		   515,400
RJR Nabisco, Inc.,
 Notes, 7.625%, 09/15/03		        950,000 	         		   971,014

The accompanying notes are an integral part of these financial statements.

 ------------------------------------------------------------------------
MANAGERS BOND FUND
Schedule of Portfolio Investments (continued)
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                         							PRINCIPAL
							                           AMOUNT	                 	VALUE
------------------------------------------------------------------------
INDUSTRIALS (continued)
RJR Nabisco, Inc.,
 Notes, 9.250%, 08/15/13	    		$  700,000              		$  785,435
Samsung Electronics Ltd.,
 Sinking Fund, Deb., 7.700%,
 10/01/27						                   500,000 	             	   345,000
Seagate Technology, Inc.,
 Deb., 7.875%, 03/01/17		    		   250,000		                 260,030
TCI Communications, Inc.,
 Deb., 7.875%, 02/15/26		    		 1,600,000 	             	 1,732,112
TCI Communications, Inc.,
 Deb., 7.875%, 08/01/13		    		   125,000 		                134,446
Time Warner, Inc., Deb.,
 7.570%, 02/01/24					          1,235,000 		              1,291,995
Time Warner, Inc.,
 Deb., 8.050%, 01/15/16			    	   500,000 	             	   540,080
Trinet Corporate Realty
 Trust, Inc., Senior Notes,
 7.700%, 07/15/17					            500,000 	             	   511,385
Westvaco Corp., Deb.,
 7.000%, 08/15/23				         	   250,000 	             	   249,205
Woolworth Corp., Deb.,
 8.500%, 01/15/22					            750,000 	             	   844,200
									                                               	----------
TOTAL INDUSTRIALS								                                10,948,844
									                                               	----------
REAL ESTATE -- 0.6%
Camden Property Trust,
 Notes, 7.000%, 11/15/06			      250,000 	              	   252,100
							                                               			----------
----------------------------------------------------------------------
							                        PRINCIPAL
							                         AMOUNT		                    VALUE
----------------------------------------------------------------------
UTILITIES -- 4.3%
Boston Edison Co.,
 Deb., 7.800%, 03/15/23	   			$  400,000              		$  419,831
GGIB Funding Corp.,
 System Energy Resources,
 7.430%, 01/15/11				        	 1,348,078		               1,358,836
									                                              	----------
TOTAL UTILITIES								                                  1,778,667
										                                              ----------
TOTAL CORPORATE DEBT SECURITIES
 (cost $20,980,207)						                              	20,830,209
									                                              	----------
FOREIGN CORPORATE OBLIGATIONS -- 5.5%
Bangkok Bank, Sub. Notes,
 8.250%, 03/15/16			USD	     	   500,000 	             	   384,715
Bangkok Bank, Sub. Notes,
 8.375%, 01/15/27			USD		        800,000		                 504,000
MacMillan Bloedel Ltd.,
 Deb., 7.700%, 02/15/26		USD		 1,350,000	              	 1,401,381
									                                              	----------
TOTAL FOREIGN CORPORATE OBLIGATIONS
 (cost $2,535,883)			                                			 2,290,096
										                                              ----------
FOREIGN GOVERNMENT OBLIGATIONS -- 15.3%
British Columbia Province,
 Generic Residual, Canada,
 Deb., 0.000% *,08/23/2		CAD		15,000,000 		              2,002,729
Canadian Government,
 Principal Strip,
 Series JN21, 0.000%*,
 06/01/21				CAD		             1,500,000              		   259,893

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
MANAGERS BOND FUND
Schedule of Portfolio Investments (continued)
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                           							PRINCIPAL
							                            AMOUNT		                VALUE
------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Government of Poland,
 Bearer Past Due Interest
 Brady Bonds, Stepup,
 4.000%, 10/27/14			USD		         1,375,000            		$1,187,725
Government of Poland,
 Registered Past Due
 Interest Brady Bonds,
 Stepup, 4.000%, 10/27/14	USD		     250,000 	           	   215,950
Manitoba Province,
 Canada, Bonds, 7.750%,
 12/22/25				CAD		                  350,000		               296,608
Manitoba Province,
 Canada, Medium Term
 Notes, 6.500%, 09/22/17	CAD   		 1,800,000 	           	 1,318,274
Republic of South Africa,
 Yankee, Notes, 8.500%,
 06/23/17				USD		                1,075,000            		 1,042,610
									                                               	----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
	(cost $5,404,277)		                                					 6,323,789
										                                               ----------
----------------------------------------------------------------------
							                            PRINCIPAL
							                             AMOUNT	               	  VALUE
----------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.5%

COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%
College & University Facilities
 Loan Trust, Series 2,
 Class D, 4.000%,
06/01/18			                     			$1,000,000          		$  816,250
									                                               	----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 5.0%
FNMA REMIC Series 93-212,
 Class Z, 6.000%, 11/25/08		          311,247          		   293,447
FNMA REMIC Series 94-30,
 Class JA, 5.000%, 08/15/23			      2,000,000 	         	 1,786,860
									                                               	----------
TOTAL FNMA									                                       2,080,307
										                                               ----------
U.S. TREASURY BONDS -- 15.5%
0.000% *, 08/15/23				              6,200,000          		 1,346,578
6.000% , 02/15/26					              5,050,000 	         	 5,043,688
										                                               ----------
TOTAL U.S. TREASURY BONDS					                          	 6,390,266
									                                               	----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(cost $8,981,809)								                                 9,286,823
									                                               	----------
----------------------------------------------------------------------
							                              SHARES
----------------------------------------------------------------------
PREFERRED STOCKS -- 2.4%
Aluminum Co. of
 America, 3.750%					                  8,125 	         	   576,875
Connecticut Light &
 Power Co., Series 47,
 $2.00						                           6,655 	         	   170,118
Entergy Louisiana, Inc.,
 4.440%							                           226 	         	    16,328
Entergy New Orleans,
 Inc., 4.750%						                      482 	         	    36,030
Union Electric Co.,
 3.500%						  	                         200 		             11,300
West Pennsylvania
 Power Co., 4.500%				                 	 200 		             14,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
MANAGERS BOND FUND
Schedule of Portfolio Investments (concluded)
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------

                        							  SHARES                    		VALUE
------------------------------------------------------------------------
PREFERRED STOCKS (continued)
Wisconsin Electric Power
 Co., 3.600%					                      2,748	            	$  144,270
								                                                		----------
TOTAL PREFERRED STOCKS (cost $856,320)				                   968,921
										                                                ----------
SHORT-TERM INVESTMENTS -- 2.5%
JPM Prime Money Market
 Fund, 5.58%** (cost $1,016,868)		 1,016,868 	           	 1,016,868
										                                                ----------
TOTAL INVESTMENTS -- 98.6%
	(cost $39,775,364)						                                 40,716,706
OTHER ASSETS, LESS
 LIABILITIES -- 1.4%					                               		   581,523
									                                                	----------
NET ASSETS -- 100.0%							                              $41,298,229
										                                               -----------

----------------------------------------------------------------------
[FN]
	Note:	Based on the cost of investments of $39,775,364 for federal
income tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments was
$2,663,186 and $1,721,844, respectively, resulting in net unrealized appreciation of investments of $941,342.
	*	Zero coupon security.
	**	Yield shown for this Investment Company represents the December
 	31, 1997 seven-day average yield, which refers to the sum of the
 	previous seven days' dividends paid, expressed as an annual 	percentage.

Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S. Dollar (USD):

CAD: Canadian Dollar

OTHER INFORMATION (unaudited):
The composition of long-term debt holdings as a percentage of the total value of investments in these securities is as follows:

	S&P'S/MOODY'S RATINGS
	Gov't/AAA		25%
	     	AA  		5
		     A   		7
		     BBB		56
		     BB  		3
		Not Rated 	4
				       100%

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
Schedule of Portfolio Investments
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                         							PRINCIPAL
					    		                      AMOUNT	                 	VALUE
------------------------------------------------------------------------
FOREIGN GOVERNMENT/AGENCY OBLIGATIONS -- 57.6%

CANADA -- 5.5%
Canadian Government,
 8.000%, 06/01/27		CAD	     		   580,000             		$  520,188
Canadian Government,
 8.000%, 06/01/23		CAD			        492,000 		               435,864
										                                             ----------
TOTAL CANADA								                                      956,052
										                                             ----------
FINLAND -- 0.6%
Republic of Finland,
 Yankee, Deb., 9.625%,
 04/01/28			USD			              100,000              	   105,068
									                                            	----------
GERMANY -- 14.5%
Bundes, Series 97,
 Bonds, 6.000%,
 01/04/07			DEM		           	 1,418,000		               827,334
Bundes, Series 97,
 Bonds, 6.000%,
 07/04/07			DEM	           		 2,919,000	            	 1,704,393
										                                           ----------
TOTAL GERMANY								                                 2,531,727
										                                           ----------
NORWAY -- 2.4%
Den Norske Stats
 Oljeselskap, Yankee,
 7.375%, 05/01/16(a)	USD		       60,000 		               63,730
Kingdom of Norway,
 6.750%, 01/15/07		NOK		      2,400,000            		   353,544
										                                           ----------
TOTAL NORWAY								                                    417,274
										                                           ----------
----------------------------------------------------------------------
							                         PRINCIPAL
							                          AMOUNT		               VALUE
----------------------------------------------------------------------
SUPRA-NATIONAL -- 0.5%
African Development
 Bank, Yankee,
 Sub Notes, 6.875%,
 10/15/15			USD			               80,000          		$   83,124
									                                         	----------
SWEDEN -- 7.9%
Kingdom of Sweden,
 6.500%, 10/25/06		SEK		    	 4,900,000          		   640,861
Kingdom of Sweden,
 Series 1037, 8.000%,
 08/15/07			SEK			            5,200,000	          	   749,150
									                                         	----------
TOTAL SWEDEN								                                1,390,011
										                                         ----------
UNITED KINGDOM -- 26.2%
United Kingdom Treasury,
 7.250%, 12/07/07		GBP			      951,025           		 1,672,867
United Kingdom Treasury,
 8.000%,  06/07/21	GBP		   	   590,000           		 1,176,517
United Kingdom Treasury,
 8.000%, 09/27/13		GBP		   	   291,331 		             556,568
United Kingdom Treasury,
 8.000%, 12/07/05		GBP		   	   600,000 	          	 1,166,277
									                                         	----------
TOTAL UNITED KINGDOM						 	                        4,572,229
									                                         	----------
TOTAL FOREIGN GOVERNMENT/AGENCY OBLIGATIONS
 (cost $9,837,770)							                          10,055,485
										                                         ----------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
Schedule of Portfolio Investments (continued)
December 31, 1997
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                      							PRINCIPAL
							                       AMOUNT		                 VALUE
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.4%

U.S. TREASURY NOTES -- 25.0%
6.250%, 05/31/99		       			$  600,000 	           	$  604,782
6.375%, 05/15/00					        1,915,000            		 1,943,725
6.500%, 05/31/01					        1,217,000 	           	 1,245,904
7.500%, 11/15/01					          530,000 	           	   561,885
									                                          	----------
TOTAL U.S. TREASURY NOTES						                      4,356,296
								                                          		----------
U.S. TREASURY BONDS -- 6.4%
6.500% , 11/15/26					        650,000             		   693,875
6.625% , 02/15/27					        395,000             		   428,820
									                                          	----------
TOTAL U.S. TREASURY BONDS						                      1,122,695
									                                          	----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $5,372,760)		  5,478,991
										                                          ----------
CORPORATE DEBT SECURITIES -- 3.8%

BANKS AND FINANCE -- 3.2%
American Re Corp.,
 Series B, Senior Notes,
 7.450%, 12/15/26					       100,000 	                107,824
Bayerische Landesbank
 New York, Deposit
 Notes, 6.800%, 9/28/01				   75,000             		    76,888
Bear Sterns Co., Senior
 Notes, 6.500%, 07/05/0			   100,000          	   	   100,935
National Westminster
 Bank, 9.45%, 05/01/01				   100,000 		               109,247
Railcar Leasing LLC,
 Senior Notes, 7.125%,
 01/15/13(a)					             80,000             		    84,173
Toronto-Dominion Bank
 New York, Sub. Notes,
 Adjustable Rate 6.500%,
01/15/07						               75,000 		                 74,318
										                                         ----------
TOTAL BANKS AND FINANCE							                        553,385
								                                         		----------
----------------------------------------------------------------------
							                       PRINCIPAL
							                        AMOUNT		                VALUE
----------------------------------------------------------------------
UTILITY -- 0.6%
Cajun Electric Power,
 U.S. Government Guarantee,
 9.520%, 03/15/19				   	$  100,000             		$  105,463
									                                        	----------
TOTAL CORPORATE DEBT SECURITIES
(cost $643,436)								                              658,848
										                                        ----------
----------------------------------------------------------------------
							                     SHARES
----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%

OTHER INVESTMENT COMPANIES -- 5.7%
Calvert Cash Reserves
 Institutional Prime Fund,
 5.90%*						                118,920		               118,920
JPM Prime Money Market
 Fund, 5.58%*					           882,400 		              882,400
									                                        	----------
TOTAL OTHER INVESTMENT COMPANIES			             		 1,001,320
									 	                                       ----------
----------------------------------------------------------------------
						                           	PRINCIPAL
							                            AMOUNT
----------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.8%
State Street Bank & Trust
 Co., dated 12/31/97,
 due 01/02/98, 5.000%,
total to be received $145,040
 (secured by $155,00 FNMA
 7.000%, due 11/25/14, market
 value $155,581), at cost		     	$  145,000 		       145,000
										                                        ----------
TOTAL SHORT-TERM INVESTMENTS
	(cost $1,146,320)							                          1,146,320
										                                        ----------
TOTAL INVESTMENTS -- 99.3%
	(cost $17,000,286)						                         17,339,644
OTHER ASSETS, LESS
 LIABILITIES -- 0.7%				                       			   125,844
										                                        ----------
NET ASSETS -- 100.0%							                      $17,465,488
							                                       			-----------
</Table
The accompanying notes are an integral part of these financial statements.
				                               15

---------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
Schedule of Portfolio Investments (concluded)
December 31, 1997
-----------------------------------------------------------------

Note:	Based on the cost of investments of $17,000,351 for federal
income tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments was $437,906 and $98,613, respectively, resulting in net unrealized appreciation of investments of $339,293.

*	Yield shown for each Investment Company represents the December
	31, 1997 seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

	(a)	Security exempt from registration under Rule 144A of the
	Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified buyers. At December 31, 1997, the value of these securities amounted to $147,903, or 0.8% of net assets.

Abbreviations have been used throughout this portfolio to indicate amounts shown in currencies other than the U.S. Dollar (USD):

	CAD: Canadian Dollar
	DEM: Deutsche Mark
	GBP: British Pound
	NOK: Norwegian Krone
	SEK: Swedish Krona

Investment Abbreviations:
	FNMA: Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

	                              16

----------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997
----------------------------------------------------------------------
                               						MANAGERS           		MANAGERS
									                                                  GLOBAL
						                                 BOND		              BOND
						                                 FUND            		  FUND
					                               	--------           		--------
ASSETS:
  Investments at value*	         		$40,716,706         	$17,339,644
  Cash						                                --			               731
  Receivable for Fund shares sold	      74,067 	              8,757
  Receivable for open forward
    foreign currency contracts	         	   --	        	  7,031,975
  Dividends, interest and other
    receivables				                    701,345 	            258,599
  Deferred organization expense		           --		             	3,072
  Prepaid expenses			                   16,620 	             12,050
						                             -----------        		-----------
	Total assets			                    41,508,738         	 24,654,828
						                             -----------        		-----------

LIABILITIES:
   Payable for Fund shares
     repurchased				                   141,681        		     17,895
   Payable for open forward
     foreign currency contracts		           --	        	  7,111,312
   Payable for closed forward
     foreign currency contracts		           --             			8,652
   Accrued expenses:
     Investment advisory and
       management fees			               21,916        		     10,520
  Administrative fees       		           8,766 		             3,006
   Other					                           38,146   	           37,955
						                              ----------        		-----------
	Total liabilities			                  210,509 	       	  7,189,340
						                              ----------        		-----------
NET ASSETS				                     $41,298,229        		$17,465,488
						                             ----------	         	-----------
Shares outstanding			                1,740,917 	            834,446
						                              ----------        		-----------
Net asset value, offering and
 redemption price per share		           $23.72         	     $20.93
						                              ----------	        	-----------

NET ASSETS REPRESENT:
   Paid-in capital	          	     $39,779,907        		$17,403,878
   Undistributed (overdistributed)
     net investment income		            11,832 	       	   (302,833)
   Accumulated net realized gain
     from investments and foreign
     currency transactions		           565,298	        	    109,394
   Net unrealized appreciation of
     investments and foreign
     currency contracts and
     translations				                  941,192        		    255,049
						                              ----------        		-----------
NET ASSETS				                     $41,298,229        		$17,465,488
				                              		----------        		-----------
   *Investments at cost		          $39,775,364        		$17,000,286
						                              ----------        		-----------

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS
December 31, 1997
----------------------------------------------------------------------

                               						MANAGERS	          	MANAGERS
								                                                 	GLOBAL
						                                 BOND	            	  BOND
						                                 FUND	            	  FUND
					                               	--------	          	--------
INVESTMENT INCOME:
	Interest income			                  $2,505,009       		$1,060,693
	Dividend income			                     115,173 	          	 	  --
	Foreign withholding tax			                  --		           (2,984)
	Stock loan fees				                        915 	         	  	  --
						                               ----------	        ----------
	  Total investment income	           2,621,097       		 1,057,709
						                               ----------	       	----------
EXPENSES:
	Investment advisory and
	   management fees		                  221,232 		          115,996
	Administrative fees		                  88,493 		           33,142
	Custodian fees			                      33,235 	       	    34,594
	Audit fees				                         23,315        		    29,498
	Transfer agent fees		                  33,613        		    21,312
	Registration fees			                   19,871        		    19,652
	Legal fees				                          2,684 	       	     1,205
	Trustee fees			                         1,490             			 661
	Amortization of organization
	  expense					                             --        		     2,534
	Miscellaneous expenses		               24,083         	    12,301
					                              	----------        		----------
	   Total expenses			                  448,016        		   270,895
						                              ----------        		----------
         Net investment income 	     2,173,081 	           786,814
						                              ----------		        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
	Net realized gain on
	  investment transactions	          1,107,547         	   361,832
	Net realized loss on foreign
	  currency contracts and
        translations			                (46,880)	       	(1,276,214)
	Net realized loss on options		             --		            (4,428)
	Net unrealized appreciation
        of investments			              275,604        		    89,114
	Net unrealized appreciation
        (depreciation) from foreign
	  currency contracts and
        translations				                    63 	       	    39,276
						                              ----------        		----------
	Net realized and
	  unrealized gain (loss)          	 1,336,334        		  (790,420)
					                              	----------        		----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS  	$3,509,415        		$   (3,606)
					                              	----------       		-----------

The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------

                                                              				Managers Global
                                           	Managers Bond Fund	         Bond Fund
                                            For the year ended    	For the year ended
	                                              December 31,           	December 31,
	                                           1997	         1996	       1997	     1996
                                    ------------------------------------------------
Increase (Decrease) in Net Assets
 From Operations:
	Net investment income             	$  2,173,081   	$  1,767,973  	$    786,814 	 $   911,546
	Net realized gain (loss) on
 investments, options and
 foreign currency transactions	        1,060,667        	486,867      	(918,810) 	    652,952
	Net unrealized appreciation
 (depreciation) of
  investments and foreign
 currency translations	                  275,667       	(732,438)      	128,390 	    (820,553)
                                    ------------    ------------   ------------   -----------
		Net increase (decrease) in net
 assets resulting
 from operations	                      3,509,415      	1,522,402        	(3,606)	     743,945
                                    ------------   -------------   ------------   -----------
Distributions to Shareholders:
	From net investment income          	(2,140,862)    	(1,776,139)     	(138,962)	    (678,250)
	From net realized gain on investments       	--             	--      	(277,649)	    (308,091)
                                   -------------  --------------   ------------   ------------
	Total distributions to shareholders	(2,140,862)	    (1,776,139)	     (416,611)	    (986,341)
                                   ------------  --------------    ------------   ------------
From Capital Share Transactions:
	Proceeds from sale of shares       	19,635,395     	17,350,976     	8,504,428	    9,371,671
	Net asset value of shares issued
 in connection  with reinvestment
 of dividends and distributions      	1,907,220      	1,450,259       	410,786 	     938,767
	Cost of shares repurchased	        (13,431,500)   	(13,105,056)   	(7,881,882)	 (12,038,199)
                                   ------------   -------------    -----------   -----------
		Net increase (decrease) from
		  capital share transactions	       8,111,115      	5,696,179     	1,033,332 	  (1,727,761)
                                   ------------   -------------    -----------   ------------
	Total increase (decrease)
 in net assets	                       9,479,668      	5,442,442       	613,115 	  (1,970,157)
                                  -------------  --------------    -----------   ------------
Net Assets:
	Beginning of year	                  31,818,561     	26,376,119    	16,852,373 	   18,822,530
                                  ------------- ---------------    -----------  -------------
	End of year	                       $41,298,229    	$31,818,561    $17,465,488 	  $16,852,373
                                  ------------- ---------------    -----------  -------------
End of year undistributed
(overdistributed) net
 investment income                 $    11,832 	$        26,493  	$   (302,833) 	 $   148,615
                                  ------------  ---------------   ------------  -------------
----------------------------------------------------------------------------------------------
Share Transactions:
	Sale of shares	                      843,064 	         779,223       	403,828 	      433,754
	Shares issued in connection
 with reinvestment
  of dividends and distributions       82,422 	          65,848        	19,423 	       43,898
	Shares repurchased	                 (578,194)        	(591,669)	     (376,301)	     (556,056)
                                -------------   ---------------    -----------   ------------
		Net increase (decrease)
  in shares	                          347,292          	253,402 	       46,950 	      (78,404)
                                -------------  ----------------    -----------   -------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------
MANAGERS BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each year
------------------------------------------------------------------

                                            	Year ended December 31,
                           --------------------------------------------------
                                  				1997	        1996	       1995	       1994	      1993
Net Asset Value, Beginning of Year	  $22.83	      $23.13     	$18.92	      $22.18    	$21.88
Income from Investment Operations:
	Net investment income 	               1.39	        1.35	       1.44	        1.59	      1.49
	Net realized and unrealized
	  gain (loss) on investments	         0.90	       (0.29)	      4.23	       (3.16)	     0.98
			Total from investment
			  operations                       	2.29	        1.06	       5.67	       (1.57)	     2.47

Less Distributions to Shareholders:
	From net investment income	          (1.40)      	(1.36)     	(1.46)      	(1.55)	    (1.50)
	From net realized gain on
	  investments	                          --	          --	         --	       (0.14)	    (0.67)
			Total distributions to
			  shareholders	                    (1.40)	      (1.36)     	(1.46)      	(1.69)	    (2.17)
Net Asset Value, End of Year        	$23.72      	$22.83     	$23.13	      $18.92	    $22.18
---------------------------------------------------------------------
Total Return	                         10.42%	       4.97%     	30.91%      	(7.25)%	   11.56%
---------------------------------------------------------------------
Ratio of expenses to average net
 assets		                              1.27%	       1.36%      	1.34%      	 1.20%	     1.15%
Ratio of net investment income to average
net assets	                            6.14%	       6.13%	      6.84%	       7.28%	     6.65%
Portfolio turnover	                      35%	         72%       	 46%	         84%	      373%
Net assets at end of year
 (000's omitted)	                   $41,298    	 $31,819    	$26,376	     $30,760	   $44,038

-------------------------------------------------------------------
MANAGERS GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
-------------------------------------------------------------------

                                                   			          	For the period
			                                                             	March 25, 1994
			                                                   	          (commencement
	                                        	Year ended December 31,	of operations) to
                                         -----------------------
	                                    1997(e)    1996	   1995     	December 31, 1994
Net Asset Value, Beginning of Period	$21.40	   $21.74  	$19.10       	$20.00
Income from Investment Operations:
	Net investment income                	0.97     	1.21	    0.95         	0.48
	Net realized and unrealized gain
		(loss) on investments              	(0.93)   	(0.27)   	2.66         (0.77)
			Total from investment
			  operations	                       0.04     	0.94    	3.61	        (0.29)
Less Distributions to Shareholders:
	From net investment income	          (0.17)   	(0.87)  	(0.93)       	(0.50)
	From net realized gain on investments(0.34)   	(0.41)	     --	           --
	In excess of net investment income	     --	       --   	(0.04)       	(0.11)
			Total distributions to
			  shareholders	                    (0.51)	   (1.28)  	(0.97)	       (0.61)
Net Asset Value, End of Period	      $20.93	   $21.40  	$21.74       	$19.10
-----------------------------------------------------------------------------
Total Return	                          0.16%	   4.39%(d)	19.08%(d)	    (1.52)%(c)(d)
------------------------------------------------------------------------------------
Ratio of net expenses to average
 net assets                           	1.63%	   1.57%	    1.55%	        1.73%(b)
Ratio of net investment income
 to average net assets	                4.75%	   4.98%    	5.07%        	4.19%(b)
Portfolio turnover	                     197%	    202%	     214%	         266%(c)
Net assets at end of period
(000's omitted)	                    $17,465	  $16,852  $18,823	       $9,520
--------------------------------------------------------------------------------
Expense Waiver  (a)
-------------------
Ratio of total expenses to
 average net assets	                  N/A	      1.60%   	 1.69%        	2.03% (b)
Ratio of net investment income
 to average net assets	               N/A      	4.95%    	4.93%        	3.89% (b)
------------------------------------------------------------------------------------

[FN]
(a)Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable. (See Note 2).
(b)	Annualized.
(c)	Not annualized.
(d)	The total return would have been lower had certain expenses not been reduced during the periods.
(e)	Calculated using the average shares outstanding during the year.

                             21
-------------------------------------------------------------------
MANAGERS BOND FUND AND MANAGERS GLOBAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
-------------------------------------------------------------------
(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managers Funds (the "Trust") is a no-load, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Currently the Trust is comprised of 11 investment series. Included in this report are Managers Bond Fund ("Bond") and Managers Global Bond Fund ("Global Bond"), collectively the "Funds."
The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements:

	(a)	VALUATION OF INVESTMENTS

Fixed income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Equity securities traded on a domestic or international securities exchange are valued at the last quoted sales price, or, lacking any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

	(b)	SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

	(c)	INVESTMENT INCOME AND EXPENSES

Interest income is determined on the basis of interest accrued.
Discounts

------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
------------------------------------------------------------------

and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds in the Trust based upon their relative net assets.

	(d)	DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income normally will be declared monthly for Bond and quarterly for Global Bond. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, market discount and foreign currency transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

	(e)	ORGANIZATION COSTS (GLOBAL BOND ONLY)

Organization and registration related costs of $12,577 have been deferred and are being amortized over a period of time not to exceed 60 months from the commencement of operations on March 25, 1994.

	(f)	REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

	(g)	FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-----------------------------------------------------------------

	(h)	CAPITAL LOSS CARRYOVERS

There were no capital loss carryovers at December 31, 1997.

	(i)	CAPITAL STOCK

The Trust's Declaration of Trust authorizes each series of the Trust the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.
At December 31, 1997, one unaffiliated shareholder, which is an omnibus account, individually held 14% of the outstanding shares of Bond.

	(j)	FOREIGN CURRENCY TRANSLATION

The books and records of each Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operations resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2)	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects a portfolio manager(s) for each Fund (subject to Trustee approval), allocates assets among portfolio managers, if applicable, and monitors the portfolio managers' investment programs and results. Each Fund's investment portfolio is currently managed by a single portfolio manager who serves pursuant to a Portfolio Management Agreement with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on each Fund's average daily net assets at the rates of 0.625% and 0.70% for Bond and Global Bond, respectively.

----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
----------------------------------------------------------------

The Trust has adopted an Administration and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

For the fiscal year ending December 31, 1997, the Administrator was paid a fee based on each Fund's average daily net assets of 0.25% and 0.20% for Bond and Global Bond, respectively.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

(3)	PURCHASES AND SALES OF SECURITIES

Portfolio purchases and sales of investments, excluding short-term securities, and of U.S. government securities, for the fiscal year ended December 31, 1997, were as follows:

                 					 LONG-TERM	     	   	U.S. GOVERNMENT
				                   SECURITIES			       SECURITIES ONLY
			          -------------------------	-----------------------
FUND			        PURCHASES	      	SALES		 PURCHASES       	SALES
---------	    	---------	     	------	  ---------	      ------
Bond			      $18,861,436		  $11,836,230	  $ 4,953,836	  $  231,594
Global Bond 	 31,929,507	 	  29,049,209	   10,232,313  	 8,852,267

(4)	PORTFOLIO SECURITIES LOANED

Each of the Funds may participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral on all securities loaned except for government securities loaned is accepted only in cash. Collateral on government securities loaned is in the form of other similar securities. Collateral is maintained at a minimum level of 100% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is temporarily invested in money market investments by the custodian. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-------------------------------------------------------------------

(5)	FORWARD FOREIGN CURRENCY CONTRACTS

During the fiscal year ended December 31, 1997, Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts for Global Bond at December 31, 1997 were as follows:

                      					CONTRACT	          CURRENT	       UNREALIZED
		 			                    AMOUNT (IN		         VALUE	          GAIN/LOSS
FOREIGN CURRENCY		       LOCAL CURRENCY)  (IN U.S. DOLLARS)     (IN U.S. DOLLARS)
				                   -----------------	  ----------------  ----------------------
All contracts expire February 19, 1998

BUY CONTRACTS
Canadian Dollar        		1,215,303	         		$  851,795       	$   (5,259)
Deutsche Mark		          1,511,281         			   842,490	           (5,116)
Japanese Yen	          433,711,168	        	 	 3,345,508       	   (79,179)
								                                      ----------      	-----------
TOTAL BUY CONTRACTS
	(Payable amount $5,129,347)		               	$5,039,793	      $  (89,554)
								                                      ----------      	----------
SELL CONTRACTS
Deutsche Mark	         	1,569,206	          		$  874,781      	$    9,279
Pound Sterling		          675,684	          		 1,107,184           		 938
								                                      ----------      	----------
TOTAL SELL CONTRACTS
(Receivable amount $1,992,182)	             		$1,981,965      	$   10,217
								                                      ----------	      ----------

                                 26

--------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------

(6)	RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS ("CMOs")

The net asset value of Bond may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including
CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

(7)	OPTIONS

The Funds may write covered put and covered call options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written.
Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. During the year ended December 31, 1997, Global Bond entered into the following options transactions as currency hedges:


                             							PRINCIPAL
							                             AMOUNT OF
						                             	CONTRACTS	         	PREMIUMS
							                             ---------	         	--------
Outstanding,  beginning of year		    $       --	        	$     	--
Options purchased					                1,640,000		           (5,822)
Options expired						                        --	              		--
Options exercised					               (1,640,000)        		   5,822
Outstanding, end of year			          $	      --        		$	     --

-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-------------------------------------------------------------------

(8)	CONTINGENCY

A lawsuit seeking class action status has been filed against Managers Intermediate Mortgage Fund, the Manager and the Trust, among other defendants in the United States District Court for the District of Connecticut in September, 1994. The plaintiffs seek unspecified damages based upon losses alleged in the fund named above. The parties have now entered into an agreement to settle all claims by the purported class. However, the settlement is subject to court approval and certain other conditions, such as the minimum percentage of class members agreeing to participate in the settlement. For these and other reasons, there can be no assurance that the settlement will be consummated. In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuit, as well as Managers Short Government Fund and Managers Short and Intermediate Bond Fund. The parties have now entered into an agreement to settle all claims by this customer and the settlement is conditional on, among other things, the settlement of the class action lawsuit. Certain other customers, who are potentially members of the plaintiff class in the class action lawsuit referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not yet done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, the Management intends to defend vigorously against these actions.

---------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
---------------------------------------------------------------

To the Trustees of The Managers Funds and the Shareholders of Managers Bond Fund and Managers Global Bond Fund:

	We have audited the accompanying statements of assets and liabilities of Managers Bond Fund and Managers Global Bond Fund, including the schedules of portfolio investments, as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for Managers Bond Fund, and each of the three years in the period ended December 31, 1997 and the period March 25, 1994
(commencement of operations) to December 31, 1994 for Managers Global
Bond Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

	We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

	In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Managers Bond Fund and Managers Global Bond Fund as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for Managers Bond Fund and the financial highlights for each of the three years in the period ended December 31, 1997 and the period March 25, 1994 (commencement of operations) to December 31, 1994 for Managers Global Bond Fund, in conformity with generally accepted accounting principles.

 COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 20, 1998

-----------------------------------------------------------------
                             [THE MANAGERS FUNDS LOGO]
                        Where Leading Money Managers Converge


FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

THE MANAGERS FUNDS

EQUITY FUNDS:
-------------
INCOME EQUITY FUND
	Scudder Kemper Investments, Inc.
	Chartwell Investment Partners, L.P.
CAPITAL APPRECIATION FUND
	Essex Investment Management
		Company, Inc.
	Husic Capital Management
SPECIAL EQUITY FUND
	Liberty Investment Management
	Pilgrim Baxter & Associates
	Westport Asset Management, Inc.
	Kern Capital Management, LLC
INTERNATIONAL EQUITY FUND
	Scudder Kemper Investments, Inc.
	Lazard Asset Management Co.
EMERGING MARKETS
	EQUITY FUND
	Montgomery Asset Management, LLC
	State Street Global Advisors,
	United Kingdom, Limited

INCOME FUNDS:
-------------
MONEY MARKET FUND
	J.P. Morgan
SHORT GOVERNMENT FUND
	Jennison Associates Capital Corp.
SHORT AND INTERMEDIATE
	BOND FUND
	Standish, Ayer & Wood, Inc.
INTERMEDIATE MORTGAGE FUND
	Jennison Associates Capital Corp.
BOND FUND
	Loomis, Sayles & Company, Inc.
GLOBAL BOND FUND
	Rogge Global Partners

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.